Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related Party Transactions
12.	Related Party Transactions
In the ordinary course of business, the Company has related party transactions with affiliates of a noncontrolling shareholder.
The following table presents the Company’s activities with affiliates of the noncontrolling shareholders (in thousands):

	June 30, 2022	December 31, 2021

Balances:
Prepaid R&D expenses	$122	$55
Accounts payable	147	167
Accrued liabilities	472	250

	Six Months Ended June 30,
	2022	2021

Year-to-date activity:
Amounts paid	$269	$127
R&D expenses recognized	469	83